UNAUDITED CONDENSED STATEMENT OF OPERATION - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Formation and operating costs	$ 1,402,386	$ 317,908
Other income:
Interest earned on marketable securities held in Trust Account	3,346	6,395
Net loss	(1,399,040)	(311,513)
Loss from operations	$ (1,402,386)	$ (317,908)
Class A common stock
Other income:
Weighted average shares outstanding, basic and diluted	13,570,000	13,570,000
Basic and diluted net loss per share	$ 0.00	$ 0.00
Class B common stock
Other income:
Weighted average shares outstanding, basic and diluted	3,863,900	3,708,573
Basic and diluted net loss per share	$ (0.36)	$ (0.09)